UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22203

DMR MORTGAGE OPPORTUNITY FUND LP
(Exact name of registrant as specified in charter)

1800 Tysons Boulevard
Suite 200
McLean Virginia 22102
(Address of principal executive offices)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
County of New Castle
(Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 749-8283.

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1.  Schedule of Investments

Schedule of Investments
September 30, 2009
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
Fixed Income Securities 95.7%

	Residential Mortgage Backed Securities 90.6%
	Prime Home Equity Floating Rate Securities 19.3%
2,300,000	Banc of America Funding Corp 2007-C 1A4 5/20/2036 10/20/2009 5.76%	$ 1,705,681
10,750,000	Bank of America Mortgage Securities 2006-B 4A2 11/20/2046 10/20/2009 5.72%	6,987,500
4,425,000	Chase Mortgage Finance Corp 2007-A1 12M3 3/25/2037 10/25/2009 5.69%	2,920,500
11,500,000	JP Morgan Mortgage Trust 2005-A5 1A2 8/25/2035 10/25/2009 5.20%	8,104,648
1,500,000	JP Morgan Mortgage Trust 2007-A1 7A3 7/25/2035 10/25/2009 5.29%	1,170,000
10,830,000	Wachovia Mortgage Loan Trust 2005-B 2A4 10/20/2035 10/20/2009 5.17%	7,442,376
10,744,500	WAMU Mortgage Pass-Through Certificates 2006-AR6 2A3 8/25/2036 10/25/2009 5.95%	7,413,705
11,400,000	WAMU Mortgage Pass-Through Certificates 2007-HY1 3A2 2/25/2037 10/25/2009 5.87%	7,638,000
4,627,592	WAMU Mortgage Pass-Through Certificates 2006-AR8 3A1 08/25/2036 10/25/2009 6.06%	3,821,974
12,575,000	Wells Fargo Mortgage Backed Securities 2006-AR1 2A5 3/25/2036 10/25/2009 5.54%	9,682,750
3,335,993	Wells Fargo Mortgage Backed Securities 2006-AR10 4A1 7/25/2036 10/25/2009 5.56%	2,602,074
7,627,360	Wells Fargo Mortgage Backed Securities 2006-AR10 5A1 7/25/2036 10/25/2009 5.59%	5,720,520
8,625,000	Wells Fargo Mortgage Backed Securities 2006-AR11 A6 8/25/2036 10/25/2009 5.51%	6,382,500
3,344,077	Wells Fargo Mortgage Backed Securities 2006-AR16 A1 10/25/2036 10/25/2009 5.67%	2,513,977
	Total Prime Equity Floating Rate Securities (cost $53,701,076)	74,106,205

	Prime Home Equity Fixed Rate Securities 37.0%
14,773,000	Adjustable Rate Mortgage Trust 2005-10 3A31 1/25/2036 5.40%	9,897,910
6,331,551	Citigroup Mortgage Loan Trust 2006-AR6 1A1 8/25/2036 6.06%	4,780,701
3,386,881	Citigroup Mortgage Loan Trust 2007-AR4 1A1A 3/25/2037 5.96%	2,709,505
7,500,000	Countrywide Home Loans 2007-2 A2 3/25/2037 6.00%	5,400,000
6,250,000	Credit Suisse Mortgage Capital Certificates 2006-7 3A4 8/25/2036 6.25%	3,927,250
12,424,000	JP Morgan Mortgage Trust 2006-A2 2A4 4/25/2036 5.75%	9,280,803
2,500,000	JP Morgan Mortgage Trust 2005-A3 6A5 6/25/2035 4.90%	1,693,850
5,500,000	JP Morgan Mortgage Trust 2005-A6 2A4 8/25/2035 4.98%	3,683,906
7,000,000	JP Morgan Mortgage Trust 2005-A7 1A3 10/25/2035 4.98%	4,765,866
9,635,000	JP Morgan Mortgage Trust 2006-A6 2A4L 10/25/2036 5.54%	6,648,150
3,505,264	JP Morgan Mortgage Trust 2006-A5 2A1 8/25/2036 5.79%	2,768,370
9,000,000	JP Morgan Mortgage Trust 2006-A7 3A3M 1/25/2037 5.69%	6,254,640
8,750,000	JP Morgan Mortgage Trust 2005-A7 2A5 10/25/2035 5.12%	5,862,500
13,000,000	JP Morgan Mortgage Trust 2006-A4 1A4 6/25/2036 5.81%	7,705,893
13,675,000	JP Morgan Mortgage Trust 2006-A5 3A6 8/25/2036 5.95%	9,435,750
6,153,161	Residential Funding Mtg SEC I 2006-SA2 3A1 8/25/2036 5.87%	4,224,268
11,000,000	Residential Funding Mtg SEC I 2006-SA3 2A3 9/25/2036 5.95%	7,370,000
5,393,000	Residential Funding Mtg SEC I 2006-S11 A4 11/25/2036 6.00%	3,990,820
5,011,925	Sequoia Mortgage Trust 2007-1 2A1 2/20/2047 5.78%	3,516,667
10,500,000	WAMU Mortgage Pass-Through Certificates 2005-AR12 1A4 10/25/2035 4.82%	8,085,000
10,500,000	WAMU Mortgage Pass-Through Certificates 2005-AR16 1A3 12/25/2035 5.09%	7,375,840
6,600,000	WAMU Mortgage Pass-Through Certificates 2006-AR8 3A3 8/25/2036 6.06%	4,439,556
9,625,000	Wells Fargo Mortgage Backed Securities 2007-7 A39 6/25/2037 6.00%	7,415,870
8,750,000	Wells Fargo Mortgage Backed Securities 2007-8 1A20 7/25/2037 6.00%	6,562,500
5,290,761	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 2A1 9/25/2036 6.10%	4,060,712
	Total Prime Equity Fixed Rate Securities (cost $99,571,279)	141,856,327

Schedule of Investments
September 30, 2009
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
	Option Arm Home Equity Floating Rate Securities 2.5%
12,000,000	Greenpoint Mortgage Funding Trust 2007-AR1 3A3 2/25/2037 10/25/2009 0.48%	1,704,288
7,048,370	Lehman XS Trust 2006-2N 1A1 2/25/2046 10/25/2009 0.51%	3,928,127
2,579,983	Structured Adjustable Rate Mortgage Loan Trust 2005-16XS A1 8/25/2035 10/25/2009 0.59%	1,595,720
12,200,000	Structured Asset Mortgage Investment Trust 2007-AR3 1A3 9/25/2047 10/25/2009 0.46%	2,199,660
	Total Option Arm Home Equity Floating Rate Securities (cost $12,828,588)	9,427,795

	Manufactured Housing Home Equity Fixed Rate Securities 1.8%
3,532,179	Conseco Finance Securitizations Corp 2001-1 A5 7/1/2032 6.99%	3,137,302
3,866,607	Conseco Finance Securitizations Corp 2001-4 A4 9/1/2033 7.36%	3,750,608
	Total Manufactured Housing Home Equity Floating Rate Securities (cost $5,413,402)	6,887,910

	Sub Prime Home Equity Floating Rate Securities 3.6%
12,000,000	BNC Mortgage Loan Trust 2007-4 A2 11/25/2037 10/25/2009 1.75%	2,280,000
1,103,289	GSRPM Mortgage Loan Trust 2006-2 A1A 9/25/2036 10/25/2009 0.39%	1,020,542
14,500,000	Home Equity Asset Trust 2006-6 2A4 11/25/2036 10/25/2009 0.79%	2,066,250
10,000,000	Home Equity Asset Trust 2007-2 2A4 7/25/2037 10/25/2009 0.62%	1,350,000
7,750,000	Long Beach Mortgage Loan Trust 2006-11 2A4 12/25/2036 10/25/2009 0.48%	2,596,250
5,000,000	Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D 6/25/2037 10/25/2009 0.50%	1,743,750
7,687,293	Morgan Stanley Capital 2006-NC2 A2D 2/25/2036 10/25/2009 0.54%	2,844,298
	Total Sub Prime Home Equity Floating Rate Securities (cost $19,169,974)	13,901,090

	Sub Prime Home Equity Fixed Rate Securities 6.1%
1,646,153	Conseco Finance 2002-A A5 4/15/2032 7.55%	1,358,886
1,484,487	Conseco Finance 2002-B A3 5/15/2033 7.37%	1,291,503
3,250,000	Countrywide Asset-Backed Certificates 2006-11 1AF3 9/25/2046 6.05%	1,739,888
7,375,000	Countrywide Asset-Backed Certificates 2006-15 A6 10/25/2046 5.83%	4,111,563
3,750,000	Credit-Based Asset Servicing and Securitization 2007-CB1 AF2 1/25/2037 5.72%	1,523,438
3,486,973	Green Tree 2008-HE1 A 3/25/2038 9.50%	3,138,275
7,500,000	MP Morgan Mortgage Acquisition 2007-HE1 AF5 3/25/2047 6.51%	3,900,000
10,400,000	Renaissance Home Equity Loan Trust 2006-3 AF5 11/25/2036 6.12%	5,096,000
1,238,746	UCFC Home Equity Loan 1998-C A7 01/15/2030 5.94% 1/15/2030 5.94%	1,077,709
	Total Sub Prime Home Equity Fixed Rate Securities (cost $20,979,937)	23,237,262

	Alt-A Home Equity Floating Rate Securities 1.4%
4,273,610	HomeBanc Mortgage Trust 2005-3 A2 7/25/2035 10/25/2009 0.56%	2,524,336
37,096,372	Washington Mutual Mortgage Pass-Through 2005-4 CB4 6/25/2035 10/25/2009 4.80%	2,874,969
	Total Alt-A Home Equity Floating Rate Securities (cost $4,377,413)	5,399,305

	Alt-A Home Equity Fixed Rate Securities 18.9%
5,494,013	Countrywide Alternative Loan Trust 2007-16CB 1A7 8/25/2037 6.00%	4,010,629
3,942,542	Banc of America Alternative Loan Trust 2006-5 3A1 6/25/2046 6.00%	3,065,248
9,200,000	Banc of America Alternative Loan Trust 2006-7 A3 10/25/2036 5.91%	5,717,800
12,000,000	Banc of America Funding Corporation 2007-5 CA1 7/25/2037 6.00%	7,560,000
6,750,000	Citigroup Mortgage Loan Trust 2006-WF2 A2D 5/25/2036 6.16%	3,410,859
1,992,960	Countrywide Home Loans 2006-HYB1 1A1 3/20/2036 5.31%	1,091,644
10,000,000	GSAA Home Equity Trust 2006-18 AF3A 1/25/2036 5.77%	6,037,700
5,700,000	Residential Asset Securitization 2005-A15 1A2 2/25/2036 5.75%	3,544,830
3,409,909	Lehman XS Trust 2006-5 2A4A 4/25/2036 5.89%	2,264,418
7,182,599	Master Asset Backed Securities 2006-AB1 A4 2/25/2036 5.72%	5,241,053
6,089,537	Merrill Lynch Mortgage Investors Trust 2006-A1 2A1 3/25/2036 6.04%	3,739,219
11,020,064	Merrill Lynch Mortgage Investors Trust 2006-A1 2A2 3/25/2036 6.04%	1,730,040
3,750,000	Morgan Stanley Loan Trust 2006-12XS A3 10/25/2036 5.80%	1,800,000
3,378,061	Morgan Stanley Loan Trust 2007-14AR 6A1 11/25/2037 6.23%	1,857,934

Schedule of Investments
September 30, 2009
(unaudited)

(U.S. Dollars)

Principal/ Notional	Description	Value
3,995,013	Morgan Stanley Mortgage Loan Trust 2007-6XS 1A2S 2/25/2047 5.50%	3,355,811
6,868,681	Nomura Asset Acceptance Corp 2005-WF1 2A5 3/25/2035 5.16%	5,489,862
6,815,807	Residential Accredit Loans, Inc. 2005-QA12 NB4 12/25/2035 5.75%	3,493,851
2,864,037	Residential Asset Securitization 2007-A8 3A1 8/25/2022 6.03%	1,983,518
4,997,871	Structured Adjustable Rate Mortgage 2005-23 1A3 1/25/2036 5.45%	4,148,233
4,670,326	Structured Adjustable Rate Mortgage Loan 2006-12 2A1 1/25/2037 5.88%	3,035,712
	Total Alt-A Home Equity Fixed Rate Securities (cost $63,971,128)	72,578,361
	Total Residential Mortgage Backed Securities (cost $280,012,797)	347,394,255

	Commercial Mortgage Backed Securities 5.1%
	Commercial Real Estate Collateralized Debt Obligations 1.0%
7,000,000	Crest Ltd 2003-1A C1 5/28/2038 11/28/2009 2.12%	1,379,140
2,500,000	Crest Ltd 2003-1A D1 5/28/2038 11/28/2009 3.87%	380,225
3,000,000	Crest Ltd 2003-1A D2 5/28/2038 7.33%	570,960
5,000,000	LNR Collateralized Debt Obligation 2002-1A DFX 7/24/2037 6.73%	1,630,800
	Total Commercial Real Estate Debt Obligations (cost $13,222,526)	3,961,125

	Conduit Commercial Mortgage Backed Securities 2.4%
7,125,000	Morgan Stanley Capital I 2006-IQ11 AJ 10/15/2042 5.95%	4,076,925
10,431,000	Wachovia Bank Commercial Mortgage 2005-C16 D 10/15/2041 5.04%	4,331,681
	LB-UBS Commercial Mortgage Trust 2006-C7 E 11/15/2038 5.52%	900,000
	Total Conduit Commercial Mortgage Backed Securities (cost $5,635,334)	9,308,606

	Interest Only Commercial Mortgage Backed Securities 1.3%
308,895,886	Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 X1 6/11/2041 0.17%	4,871,288
	Total Interest Only Commercial Mortgage Backed Securities (cost $2,467,161)	4,871,288

	Other Commercial Mortgage Backed Securities .3%
5,000,000	G-Force LLC 2005-RR2 A4B 12/25/2039 5.42%	1,250,000
	Total Other Commercial Mortgage Backed Fixed Rate Securities (cost $2,657,243)	1,250,000
	Total Commercial Mortgage Backed Securities (cost $23,982,264)	19,391,019

	Total Fixed Income Securities (cost $303,995,061)	$ 366,785,274

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

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(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DMR MORTGAGE OPPORTUNITY FUND LP

By:      /s/ William P. Callan, Jr.
           William P. Callan, Jr.
           President and Chief Executive Officer

Date:  November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Lester Guillard III_________
           Lester Guillard III
Vice President and Chief Financial Officer

Date:   November 30, 2009

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